Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Operating expenses
Consulting fees	$ 37,178	$ 297,685
Payroll and consulting fees – related parties	154,517	150,778
Stock based compensation	1,176,600	682,000
General and administrative	1,211,520	1,970,129
Impairment of leasehold improvements	0	1,270,115
Total operating expenses	2,579,815	4,370,707
Loss from operations	(2,579,815)	(4,370,707)
Other (expense) income
Interest expense	(2,857,910)	(2,440,194)
Interest expense – related parties	(449,922)	(430,818)
Interest income	8,252	9,395
Change in fair value of patent acquisition liability	290,000	(390,000)
Foreign exchange (loss) gain	(65,724)	91,963
Other expense, net	(3,075,304)	(3,159,654)
Net loss	$ (5,655,119)	$ (7,530,361)
Net Loss Per Share:
Basic and diluted (in dollars per share)	$ (0.21)	$ (0.30)
Weighted Average Number of Shares Outstanding
Basic and diluted (in shares)	26,364,500	25,303,654